Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	576,588,465.80	29,987
Yield Supplement Overcollateralization Amount 12/31/19	33,014,768.48	0
Receivables Balance 12/31/19	609,603,234.28	29,987
Principal Payments	23,807,578.33	662
Defaulted Receivables	824,149.91	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	31,079,492.39	0
Pool Balance at 01/31/20	553,892,013.65	29,290

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.01%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	6,146,471.26	274
Past Due 61-90 days	1,932,950.11	86
Past Due 91-120 days	301,935.03	17
Past Due 121+ days	0.00	0
Total	8,381,356.40	377

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	550,694.08
Aggregate Net Losses/(Gains) - January 2020	273,455.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.54%
Prior Net Losses Ratio	1.28%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	0.85%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	14,678,138.36
Actual Overcollateralization	14,678,138.36
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	47.69

Flow of Funds	$ Amount

Collections	26,137,541.50
Investment Earnings on Cash Accounts	5,988.58
Servicing Fee	(508,002.70)
Transfer to Collection Account	0.00
Available Funds	25,635,527.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,362,945.87
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,416,857.81
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,678,138.36
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,090,998.67

Total Distributions of Available Funds	25,635,527.38

Servicing Fee	508,002.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 01/15/20	561,308,871.46
Principal Paid	22,094,996.17
Note Balance @ 02/18/20	539,213,875.29

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2
Note Balance @ 01/15/20	115,688,871.46
Principal Paid	22,094,996.17
Note Balance @ 02/18/20	93,593,875.29
Note Factor @ 02/18/20	25.3641938%

Class A-3
Note Balance @ 01/15/20	326,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	326,000,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-4
Note Balance @ 01/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	89,060,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	30,560,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,449,532.54
Total Principal Paid	22,094,996.17
Total Paid	23,544,528.71

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	269,940.70
Principal Paid	22,094,996.17
Total Paid to A-2 Holders	22,364,936.87

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4486344
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0813058
Total Distribution Amount	23.5299402

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.7315466
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	59.8780384
Total A-2 Distribution Amount	60.6095850

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	335.68
Noteholders' Principal Distributable Amount	664.32

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/20	2,546,066.61
Investment Earnings	3,668.28
Investment Earnings Paid	(3,668.28)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61